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October 1, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control -- EDGAR

RE:      RiverSource Bond Series, Inc.
                  RiverSource Core Bond Fund
                  RiverSource Floating Rate Fund
                  RiverSource Income Opportunities Fund
                  RiverSource Inflation Protected Securities Fund
                  RiverSource Limited Duration Bond Fund

                  Post-Effective Amendment No. 57
                  File No. 2-72174/811-3178
           Accession Number: 0000950137-07-014639

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 57 (Amendment). This Amendment was filed electronically on September 26, 2007.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.